Reporting entity and going concern - Additional information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Reporting entity and going concern [Abstract]
Loss for the year	$ (16,824,852)	$ (18,401,362)
Accumulated deficit	(214,922,923)		$ (198,098,071)
Working capital	21,766,123		26,639,247
Cash and cash equivalents	$ 22,481,709	$ 13,730,112	$ 27,779,666	$ 18,861,029